Contract liabilities	12 Months Ended
Dec. 31, 2020
Contract Liabilities [Abstract]
Contract liabilities
22.	Contract liabilities

Contract liabilities comprise entirely deferred revenue in respect of the Mallinckrodt, Takeda and AstraZeneca plc Research collaborations.

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Contract liabilities:
Current	17,042	2,478	-
Non-current	51,337	15,515	-
Total contract liabilities	68,379	17,993	-